UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                           Annual Notice of Securities
                          Sold Pursuant to Rule 24f-2


1.   Name and address of issuer:
               United of Omaha Separate Account B

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
               United of Omaha Flexible Premium Variable Universal Life

3.   Investment Company Act File Number:
               811-08336

     Securities Act File Number:
               333-35587

4(a). Last day of fiscal year for which this Form is filed:
               12/31/99

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.             Calculation of registration fee:

               (i)  Aggregate  sale price of  securities  sold during the fiscal
               year pursuant to rule 24(f):                           $7,533,306

               (ii) Aggregate price of securities redeemed or repurchased during
               the fiscal year:                                         $784,772

               (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
               payable to the Commission:                      $0

               (iv) Total  available  redemption  credits  (add Items  5(ii) and
               5(iii):                                                  $784,772

               (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                            $6,748,534

               (vi)  Redemption  credits  available for use in future years - if
               Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from Item
               5(i)]:                                        $(0)

               (vii)   Multiplier   for   determining   registration   fee  (see
               Instruction C.9):                                       x0.000264

               (viii)   Registration   Fee  due  (multiply  Item  5(v)  by  Item
               5(vii)](enter "0" if no fee is due):                   =$1,781.61
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______________.

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):               +$----------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                            =$1,781.61

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 29, 2000

          Method of Delivery:  Wire Transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and of the dates indicated.

By:     /s/Thomas J. McCusker

Title:  Executive Vice President and General Counsel

Date:   March 29, 2000